Nature of Operations - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 27, 2020 USD ($)	Jul. 29, 2020	Sep. 24, 2018 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Exchange ratio description					The shares and corresponding capital amounts and loss per share related to Old Cerevel’s outstanding redeemable convertible preferred stock, redeemable convertible common stock, and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the exchange ratio (the Exchange Ratio) established in the Business Combination Agreement (1.00 share of Old Cerevel for 2.854 shares of New Cerevel).	The shares and corresponding capital amounts and loss per share related to Old Cerevel's outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement (1.00 Old Cerevel share for 2.854 shares of New Cerevel), or the Exchange Ratio.
Exchange ratio					2.854	2.854
ARYA Sciences Acquisition Corp II [Member]
Business Acquisition [Line Items]
Date of acquisition agreement		Jul. 29, 2020
Effective date of acquisition		Oct. 27, 2020
Bain Subscription Agreement [Member]
Business Acquisition [Line Items]
Equity commitment			$ 350.0
Share price per share | $ / shares			$ 10.00
Investment in equity funding			$ 115.0				$ 60.1
Formation transaction date			Sep. 24, 2018
Contribution of financing shares				$ 25.0
Bain Subscription Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Option to purchase additional shares | shares			10.0
PIPE Financing [Member]
Business Acquisition [Line Items]
Net proceeds from the business combination transaction	$ 439.5